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                             JPMORGAN SELECT FUNDS

                       JPMORGAN SELECT EQUITY INCOME FUND
                     JPMORGAN SELECT LARGE CAP GROWTH FUND

                       SUPPLEMENT DATED OCTOBER 31, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002

    Effective October 31, 2002, JPMorgan Tax Aware Large Cap Value Fund, formerly known as JPMorgan Select Equity Income Fund, and JPMorgan Tax Aware Large Cap Growth Fund, formerly known as JPMorgan Select Large Cap Growth Fund, will no longer be offered through this Prospectus. A separate Prospectus has been created for these funds.

                                                                 SUP-MFSGPR-1002
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                            MUTUAL FUND SELECT GROUP
                       JPMORGAN SELECT EQUITY INCOME FUND
                     JPMORGAN SELECT LARGE CAP GROWTH FUND

                       SUPPLEMENT DATED OCTOBER 31, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

    Effective October 31, 2002, JPMorgan Tax Aware Large Cap Value Fund, formerly known as JPMorgan Select Equity Income Fund, and JPMorgan Tax Aware Large Cap Growth Fund, formerly known as JPMorgan Select Large Cap Growth Fund, will no longer be offered through this Statement of Additional Information
(SAI). A separate SAI has been created for these funds.

                                                                  SUP-MFSGS-1002